Investment Strategy	Jun. 25, 2025
Lazard Retirement International Small Cap Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

As of the Effective Date, the following will replace the “Principal Investment Strategies” section in each Portfolio’s summary prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small capitalization companies that the Investment Manager believes have strong and/or improving financial productivity at attractive valuations. The Investment Manager considers “small capitalization companies” to be companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI World Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $77 million to $17 billion as of April 30, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization companies.

Lazard International Small Cap Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

As of the Effective Date, the following will replace the “Principal Investment Strategies” section in each Portfolio’s summary prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small capitalization companies that the Investment Manager believes have strong and/or improving financial productivity at attractive valuations. The Investment Manager considers “small capitalization companies” to be companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI World Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $77 million to $17 billion as of April 30, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization companies.